Note 6 - Subordinated Notes Payable - Schedule of Subordinated Notes Payable (Details) - CAD ($) $ in Thousands	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Subordinated notes payable, maturing March 2029 [member]
Statement Line Items [Line Items]
Ten year term, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of $5.0 million, $500,000 is held by related party (note 12), effective interest rate of 10.41%, maturing March 2029.	$ 4,903	$ 4,898	$ 4,894
Subordinated notes payable, maturing May 2031 [member]
Statement Line Items [Line Items]
Ten year term, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of $5.0 million, $500,000 is held by related party (note 12), effective interest rate of 10.41%, maturing March 2029.	93,507	90,374	89,498
Subordinated notes payable [member]
Statement Line Items [Line Items]
Ten year term, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of $5.0 million, $500,000 is held by related party (note 12), effective interest rate of 10.41%, maturing March 2029.	$ 98,410	$ 95,272	$ 94,392